Selected Quarterly Financial Information (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended									12 Months Ended
	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Summary of selected quarterly financial information
Net sales	$ 1,935.5	$ 1,628.0	$ 1,810.5	$ 2,021.2	$ 1,871.8	$ 1,543.2	$ 1,640.5	$ 1,733.4	$ 1,631.3	$ 7,331.5	$ 6,548.4	$ 6,028.0
Gross profit	995.3	787.7	891.4	969.0	881.3	696.1	733.5	775.6	737.1	3,529.4	2,942.3	2,578.6
Net income attributable to CBI	$ 402.8	452.0	$ 405.9	$ 358.9	$ 318.3	$ 243.4	$ 270.5	$ 302.4	$ 238.6	1,535.1	1,054.9	839.3
Net income per common share attributable to CBI:
Gain on sale of business, net of income tax effect		$ 196.1
Class A Common Stock [Member]
Summary of selected quarterly financial information
Net income attributable to CBI										$ 1,370.1	$ 940.0	$ 745.6
Net income per common share attributable to CBI:
Net income per common share attributable to CBI, basic (in dollars per share)		$ 2.34	$ 2.04	$ 1.81	$ 1.61	$ 1.23	$ 1.39	$ 1.56	$ 1.24	$ 7.79	$ 5.42	$ 4.40
Net income per common share attributable to CBI, diluted (in dollars per share)		2.26	1.98	1.75	1.55	1.19	1.33	1.49	1.18	$ 7.52	$ 5.18	$ 4.17
Class B Convertible Common Stock [Member]
Summary of selected quarterly financial information
Net income attributable to CBI										$ 165.0	$ 114.9	$ 93.7
Net income per common share attributable to CBI:
Net income per common share attributable to CBI, basic (in dollars per share)		2.12	1.85	1.64	1.46	1.12	1.26	1.42	1.12	$ 7.07	$ 4.92	$ 4.00
Net income per common share attributable to CBI, diluted (in dollars per share)		$ 2.09	$ 1.82	$ 1.61	$ 1.43	$ 1.10	$ 1.22	$ 1.38	$ 1.09	$ 6.93	$ 4.79	$ 3.83